Use of estimates and judgements	12 Months Ended
Dec. 31, 2022
Use of estimates and judgements
Use of estimates and judgements	3. Use of estimates and judgements

In preparing the Consolidated Financial Statements, Management has made judgements and estimates that affect the application of Company´ accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Those estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable and relevant under the circumstances. Revisions to estimates are recognized prospectively.

3.1 Judgements

a.	Determination of the lease period

The Company has lease contracts where it acts as lessee, and it is related to warehousing, equipment and computers used to learning systems and education solutions. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be exercised (or not terminated). For leases of warehouses, equipment or even computer used in education solutions, the following factors are normally the most relevant:

•	If there are significant penalties for termination (or not to extend), the Company is reasonably certain to extend (or not terminate) the lease.
•	If there are any leasehold improvements with significant residual balances, the Company is reasonably certain to extend (or not terminate) the lease.
•	Also, the Company considers other factors including past practices related to the use of specific categories of assets (leased or owned assets) as well as the historical length of the leases and the costs and business disruptions required to replace the leased asset. See Note 17.

3.2 Assumptions and estimation uncertainties

a.	Deferred Income tax and social contribution

The liability method is used to account for deferred income tax and social contribution in respect of temporary differences between the carrying amount of assets and liabilities and the related tax bases. The amount of deferred tax assets is reviewed at the end of each reporting period and reduced for the amount that is no longer probable to be realized through future taxable income. The estimates of the availability of future taxable income against which deductible temporary differences and tax losses may be used to reduce income taxes expenses, therefore, deferred tax assets are subject to significant judgement. Additionally, future taxable income may be higher or lower than the estimates considered in determining the deferred tax assets. See Note 23.

b.	Provision for risks of tax, civil and labor losses

The Company is a party to judicial and administrative proceedings. We accounts for provisions for all judicial proceedings whose likelihood of loss is probable. The assessment of the likelihood of a loss and the estimate of probable disbursements by the Company, in connection of such losses, include the evaluation of available evidence as well the opinion of internal and external legal advisors. See Note 22.

c.	Impairment losses on trade receivables

The expected credit losses (“ECL”) for financial assets are based on assumptions about risk of default and expected loss rates. The Company uses judgement in making these assumptions and selecting the inputs to the impairment calculation, based on the Company’s historical collection information, existing market conditions, as well as forward looking estimates at the end of each reporting period. Note 10.

d.	Provision for inventory obsolescence

The Company adopts as a criteria for the provision of inventory losses estimating the percentage of loss based on the historical production index, which considers the production aging data by type of product. The Company considers the editorial renewal calendar of its products to determine the number of periods in which the products may become obsolescent. In addition, the Company assesses whether inventories are overvalued, that is, whether the selling price is lower than the average cost of production. See note 11.

e.	Impairment of Goodwill

The Company annually tests goodwill for impairment based on the recoverable amounts of Cash Generating Units (CGUs), determined based on estimated value-in-use calculations. The value in use calculation is based on a discounted cash flow model. The cash flows are derived from the budget for a foreseeable future, and it do not include restructuring activities to which the Company has not yet committed or significant future investments that will enhance the performance of the assets of the CGU being tested. The recoverable amount is sensitive to the discount rate used for the Discounted Cash Flow (DCF) model as well as to expected future cash-inflows and the growth rate used for extrapolation purposes. These estimates are most relevant to goodwill recognized by the Company. The key assumptions used to determine the recoverable amount of the different CGUs are disclosed and further explained in Note 13.

f.	Rights to Returned Goods and Refund Liabilities

Pursuant to the terms of the contracts with some customers, they are required to provide the Company with an estimate of the number of students that will access the content in the next school year (which typically starts in February of the following year), allowing the Company to start the delivery of its products. Since the contracts allows product returns (generally for period of four months from delivery date) up to a certain limit, the Company recognizes revenue for the amount that is expected to be received based on past experience, assuming that the other conditions for revenue recognition are met.  Therefore, the amount of revenue recognized is adjusted for expected returns, which are estimated based on historical data on a portfolio basis. In these circumstances a refund liability and a right to recover returned goods asset are recognized. See Note 18.

The right to recover returned goods asset is measured at the former carrying amount of the inventory less any expected costs to recover goods. The refund liability is included in Contractual Obligations and Deferred Income and the right to recover returned goods is included in Inventories. The Company reviews its estimate of expected returns at each reporting date and updates the amounts of the asset and liability accordingly. See Note 11.

g.	Fair value measurements and valuation processes

In estimating the fair value of an asset or a liability, the Company uses market-observable data to the extent it is available. All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

•	Level 1 - Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
•	Level 2 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable.
•	Level 3 - Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable.

Where Level 1 inputs are not available, if needed, the Company engages third party qualified appraisers to perform the valuation using Level 2 and / or Level 3 inputs. The Company’s management establishes the appropriate valuation techniques and inputs to the model, working closely with the qualified external advisors when they are engaged in such activities.

The valuations of identifiable assets and contingent liabilities in business combinations could be particularly sensitive to changes in one or more unobservable inputs considered in the valuation process. Further information on the assumptions used in the valuation process of such items is provided in Note 7.

Fair value measurement assumptions are also used for determination of expenses with Share-based Compensation, which are disclosed in Note 24.

h.	Purchase Price Allocation – Business combination

During the process of allocating the acquisition price in a business combination, management records the fair value of the consideration transferred (including contingent consideration) and the fair value of the assets acquired and liabilities assumed.

The valuation techniques used for measuring the fair value of material assets acquired were as follows:

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Property, plant and equipment uses Market comparison technique and cost technique: The valuation model considers market prices for similar items when they are available, and depreciated replacement cost when appropriate. Depreciated replacement cost reflects adjustments for physical deterioration as well as functional and economic obsolescence;

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Intangible assets use Relief-from-royalty method and multi-period excess earnings method: The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the patents being owned. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets;

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Inventories uses Market comparison technique: The fair value is determined based on the estimated selling price in the ordinary course of business less the estimated costs of completion and sale, and a reasonable profit margin based on the effort required to complete and sell the inventories.